Related Party Transactions (Detail)			9 Months Ended		12 Months Ended
	Sep. 29, 2017 USD ($)	Jan. 13, 2017 USD ($) MMBTU	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Item shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 08, 2017 USD ($)	Jan. 02, 2015 USD ($)
Related Party Transaction [Line Items]
Promissory note			$ 500,000,000
Notes payable to founder					$ 27,000,000	$ 25,700,000
Total expenditures for land consulting services					$ 146,000	133,000	$ 150,000
Contract termination period without penalty for either party					30 days
Advances from related party			47,794,000		$ 42,528,000
Contributions					377,076,000	20,000,000
Contribution receivable					7,875,000
Receivables due from affiliate			839,000		$ 8,883,000	1,053,000
Gain (loss) on sale of pipeline and gas processing							0
Amount of receivable paid									$ 25,500,000
Interest rate on note receivable					8.00%
Interest income on notes receivable			$ 619,000	$ 574,000	$ 774,000	713,000
Non-cash land acquisition from affiliate						700,000
Related party total cost					3,000,000
Other Receivable [Member]
Related Party Transaction [Line Items]
Amount recorded for sale of partially constructed pipeline and gas processing plant							25,500,000
Long Term Note Receivable [Member]
Related Party Transaction [Line Items]
Amount recorded for sale of partially constructed pipeline and gas processing plant							8,500,000
Vice President, Facilities and Midstream [Member]
Related Party Transaction [Line Items]
Total compensation					425,000	275,000	450,000
Landman [Member]
Related Party Transaction [Line Items]
Total compensation					180,000	146,000	260,000
Founder [Member]
Related Party Transaction [Line Items]
Distributions					$ 0	0	$ 516,500
BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item					40
Threshold of project cost					$ 64,000,000
NWGP [Member]
Related Party Transaction [Line Items]
Receivables due from affiliate					$ 100,000
Northwest Gas Processing [Member]
Related Party Transaction [Line Items]
Maturity date of debt	Feb. 28, 2019
Promissory note	$ 1,500,000
Interest rate	8.00%
First quarterly installment			Jan. 01, 2018
Gas Gathering And Processing Agreement [Member]
Related Party Transaction [Line Items]
Allocated shares of processing rights | shares					260
Crude Oil Gathering Agreement And Gas Gathering And Processing Agreement [Member]
Related Party Transaction [Line Items]
Period of term					15 years
Related party total cost					$ 7,500,000
Subsequent Event [Member] | High Mesa Services, LLC [Member]
Related Party Transaction [Line Items]
Promissory note								$ 1,500,000
High Mesa [Member]
Related Party Transaction [Line Items]
Contributions					311,300,000
Receivables due from affiliate					$ 900,000	$ 1,100,000
Oklahoma Energy [Member]
Related Party Transaction [Line Items]
Prepaid expense		$ 10,000,000
Prepaid expense, Transporation capacity | MMBTU		100,000
ARM Energy Management, LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of ownership					10.00%
Joint Development Agreement Tranch 1 [Member]
Related Party Transaction [Line Items]
Percent of interest reduced					12.50%
Percent of internal return rate					25.00%
Joint Development Agreement Tranch 1 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item					20
Percent committed to fund					100.00%
Percent of working interest					80.00%
Percent of interest reduced					20.00%
Percent of internal return rate					15.00%
Joint Development Agreement Tranch 3 and 4 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item					40
Joint Development Agreement Tranch 1, 2, 3, and 4 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item					80
Contributed Wells [Member] | High Mesa [Member]
Related Party Transaction [Line Items]
Number of wells | Item					24
Joint Development Agreement [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item					60
Number of wells drilled | Item					20
Joint Development Agreement [Member] | BCE-STACK [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Drilling and completion costs					$ 3,200,000
Joint Development Agreement Tranch 2 [Member]
Related Party Transaction [Line Items]
Percent of interest reduced					12.50%
Percent of internal return rate					25.00%
Joint Development Agreement Tranch 2 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item					20
Percent committed to fund					100.00%
Percent of working interest					80.00%
Percent of interest reduced					20.00%
Percent of internal return rate					15.00%
Joint Development Agreement Tranch 3 [Member]
Related Party Transaction [Line Items]
Percent of interest reduced					12.50%
Percent of internal return rate					25.00%
Joint Development Agreement Tranch 3 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item					20
Percent committed to fund					100.00%
Percent of working interest					80.00%
Percent of interest reduced					20.00%
Percent of internal return rate					15.00%
Joint Development Agreement Tranch 4 [Member]
Related Party Transaction [Line Items]
Percent of interest reduced					12.50%
Percent of internal return rate					25.00%
Joint Development Agreement Tranch 4 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item					20
Percent committed to fund					100.00%
Percent of working interest					80.00%
Percent of interest reduced					20.00%
Percent of internal return rate					15.00%
Notes Payable To Founder [Member]
Related Party Transaction [Line Items]
Maturity date of debt			Dec. 31, 2021		Dec. 31, 2021		Dec. 31, 2018
Effective rate of interest on senior notes			10.00%		10.00%	10.00%